Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited-Term Government Fund))	0 Months Ended
	Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and Expense Reimbursement	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.77%
Class B
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.84%
Fee Waiver and Expense Reimbursement	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.55%
Class C
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.54%
Class N
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.05%
Class Y
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.49%

[1]	The Fund's Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 1.10% for Class N shares and 0.50% for Class Y shares. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per fiscal year. Each of these expense limitations may not be amended or withdrawn until after one year from the date of this prospectus.